Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Summary of changes in the carrying value of goodwill by segment

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200